Asset Acquired and Liabilities Assumed on Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012 Year		May 31, 2011 Year
Acquisitions
Current assets	$ 84,693		$ 15,221
Property, plant and equipment	30,096		3,016
Goodwill	55,177		16,265
Tradenames-indefinite lives	26,986
Other intangible assets	43,062		13,493
Other long-term assets	3,066		2
Total Assets Acquired	243,080		47,997
Liabilities assumed	(64,743)		(9,776)
Net Assets Acquired	$ 178,337	[1]	$ 38,221	[2]
Weighted-average other intangible asset amortization life (in years)	14		11

[1]	Figure includes cash acquired of $12.3 million.
[2]	Figure includes cash acquired of $0.8 million.